SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Jan. 01, 2023
Segment Reporting [Abstract]
Schedule of Allocation of Net Revenues Based on Geography	The following table summarizes the allocation of net revenue based on geography:

	Fiscal Year
(In thousands)	2022	2021	2020
United States(1)	$427,111	$227,499	$235,606
France	80,872	88,454	125,366
Italy	126,195	83,957	41,882
Rest of world(2)	425,935	383,369	441,982
Total revenue	$1,060,113	$783,279	$844,836
(1)During fiscal years 2022, 2021 and 2020, we had sales of $283.3 million, $225.9 million and $231.2 million, respectively, to SunPower representing the sale of solar modules to SunPower. The pricing term prior to the Spin-off was made at transfer prices determined based on management’s assessment of market-based pricing terms. Subsequent to the Spin-off, pricing is based on the Supply Agreement with SunPower.
(2)Revenue included under “Rest of the world” comprise of countries that are individually less than 10% for the periods presented.

Schedule of Property, Plant and Equipment by Geography
The following table summarizes the allocation of net property, plant, and equipment based on geography:

	As of
(In thousands)	January 1, 2023	January 2, 2022
Malaysia	$227,656	$240,711
Mexico	82,056	67,208
Philippines	60,216	69,740
Europe	3,372	6,714
Singapore	4,519	1,314
United States	2,628	933
Rest of world	21	10
Property, plant, and equipment, net, by geography	$380,468	$386,630